Income Taxes (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Inventories	$ 333,315	$ 398,768
Accounts receivable	292,846	227,443
Intangible assets	96,791	168,549
Accrued expenses	60,397	53,600
Net operating loss and tax credit carry forwards	17,792,110	17,615,396
Plant and equipment	15,378	13,789
Stock compensation	88,059	88,429
Other - investment impairments	127,855
Total deferred income tax assets	18,806,751	18,565,974
Valuation allowance	(18,806,751)	(18,565,974)
Net deferred tax assets